Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss)
Fair value fluctuation of available-for-sale investment, net of tax	¥ 0	¥ 0	¥ 0
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax	¥ 0	¥ 0	¥ 0